Vessels, net (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 16, 2022	Jun. 30, 2022	Dec. 31, 2021
Net Book Value [Abstract]
Beginning balance		$ 123,187
Ending balance		123,451
Vessel Acquisitions [Abstract]
Payment for vessels acquisition		$ 2,758
Percentage of vessel purchase price paid		10.00%
Pre delivery expenses		$ 53
Advances for vessel acquisitions		2,811	$ 0
Vessels [Member]
Vessels' Cost [Abstract]
Beginning balance		136,782
Transfer from other non-current assets		558
Vessels' improvements		660
Ending balance		138,000
Accumulated Depreciation [Abstract]
Beginning balance		(13,746)
Depreciation		(3,720)
Ending balance		(17,466)
Net Book Value [Abstract]
Beginning balance		123,036
Transfer from other non-current assets		558
Vessels' improvements		660
Depreciation		(3,720)
Ending balance		$ 120,534
P. Sophia [Member]
Vessels' Cost [Abstract]
Vessels' improvements	$ 27,577
Net Book Value [Abstract]
Vessels' improvements	$ 27,577